STOCKHOLDERS' EQUITY (Reclassifications Out of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									$ 529	$ 320	$ 727
Sundry income (expense) - net									96	(154)	517
Cost of sales	$ 10,098	$ 10,456	$ 10,540	$ 9,980	$ 10,322	$ 8,979	$ 8,703	$ 8,346	41,074	36,350	30,053
Provision (credit) for income taxes on continuing operations									809	1,524	(218)
Unrealized (gains) losses on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									7	(71)	(36)
Cumulative translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									(4)	(8)	0
Pension and other postretirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									455	414	734
Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									71	(15)	29
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)									529	320	727
Reclassification out of Accumulated Other Comprehensive Income | Unrealized (gains) losses on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax									9	(110)	(56)
Reclassification from AOCI, Current Period, Tax									(2)	39	20
Amounts reclassified from accumulated other comprehensive income (loss)									7	(71)	(36)
Reclassification out of Accumulated Other Comprehensive Income | Cumulative translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sundry income (expense) - net									(4)	(8)	0
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax									594	607	913
Reclassification from AOCI, Current Period, Tax									(139)	(193)	(179)
Amounts reclassified from accumulated other comprehensive income (loss)									455	414	734
Reclassification out of Accumulated Other Comprehensive Income | Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of sales									89	(13)	34
Provision (credit) for income taxes on continuing operations									(18)	(2)	(5)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ 71	$ (15)	29
Dow Silicones Corporation | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sundry income (expense) - net											360
Provision (credit) for income taxes on continuing operations											$ 0